Business Segment Information (Details Textual) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Segment and Geographical Information (Textual) [Abstract]
Revenues	$ 1,531,000,000	$ 1,372,000,000	$ 1,426,000,000	$ 1,295,000,000	$ 1,340,000,000	$ 1,255,000,000	$ 1,289,000,000	$ 1,187,000,000	$ 5,624,000,000	$ 5,071,000,000	$ 4,696,000,000
Depreciation expenses recorded in discontinued operation											9,000,000
Gross inventory capital expenditures less cost of sales									14,000,000	112,000,000	108,000,000
Development capital									56,000,000	39,000,000	37,000,000
Maximum [Member]
Business Segment and Geographical Information (Textual) [Abstract]
Total revenues, percentage									10.00%	10.00%	10.00%
Long-lived assets	10.00%				10.00%				10.00%	10.00%	10.00%
United States [Member]
Business Segment and Geographical Information (Textual) [Abstract]
Revenues									1,100,000,000	1,100,000,000	1,100,000,000
Segment of assets long-lived	$ 1,800,000,000				$ 2,000,000,000				$ 1,800,000,000	$ 2,000,000,000	$ 2,200,000,000